Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	State Street Institutional Funds
Prospectus Date	rr_ProspectusDate	Jan. 31, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
State Street Institutional Funds
STATE STREET ACTIVE CORE BOND FUND
Investment Class (SSFIX) Service Class (SSFSX)
SUPPLEMENT DATED NOVEMBER 1, 2021 TO THE
PROSPECTUS AND SUMMARY PROSPECTUS
DATED JANUARY 31, 2021 AS MAY BE SUPPLEMENTED FROM TIME TO TIME
Effective immediately, the Prospectus and Summary Prospectus are revised as follows:
All references to the “Bloomberg Barclays U.S. Aggregate Bond Index” are replaced with “Bloomberg U.S. Aggregate Bond Index.”

State Street Active Core Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
State Street Institutional Funds
STATE STREET ACTIVE CORE BOND FUND
Investment Class (SSFIX) Service Class (SSFSX)
SUPPLEMENT DATED NOVEMBER 1, 2021 TO THE
PROSPECTUS AND SUMMARY PROSPECTUS
DATED JANUARY 31, 2021 AS MAY BE SUPPLEMENTED FROM TIME TO TIME
Effective immediately, the Prospectus and Summary Prospectus are revised as follows:
All references to the “Bloomberg Barclays U.S. Aggregate Bond Index” are replaced with “Bloomberg U.S. Aggregate Bond Index.”